Black-Scholes Valuation Assumptions of Warrants Issued (Detail)	12 Months Ended
Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend rate	0.00%
Annualized volatility	39.00%
Expected life of warrants (years)	5 years
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk free interest rate	0.59%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk free interest rate	1.20%